Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	METALINK LTD
Entity Central Index Key	0001098462
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,690,863
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 5,321	$ 4,357
Trade accounts receivable	39	92
Other receivables (Note 11A)		266
Government institutions	9	66
Prepaid expenses	3	8
Advance to supply		175
Inventories (Note 3)	252	37
Total current assets	5,624	5,001
Property and equipment, net (Note 4)	67	79
Total assets	5,691	5,080
Current liabilities
Trade accounts payable	30	102
Other payables and accrued expenses (Note 11B)	497	576
Accrued severance pay	290
Total current liabilities	817	678
Accrued severance pay		275
Shareholders' equity
Ordinary shares of NIS 1 par value (Authorized - 5,000,000 shares, issued and outstanding 2,780,707 shares (including treasury stock) as of December 31, 2011 and 2010)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,142)	(144,889)
Total shareholders' equity (Deficiency) before reduction of treasury stock	14,759	14,012
Treasury stock, at cost: 89,850 as of December 31, 2011 and 2010	(9,885)	(9,885)
Total shareholders' equity	4,874	4,127
Total liabilities and shareholders' equity	$ 5,691	$ 5,080

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 1	$ 1
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	2,780,707	2,780,707
Treasury stock, shares	89,850	89,850

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 12)	$ 2,050	$ 813	$ 3,288
Cost of revenues: (Note 12)
Costs and expenses	669	97	1,028
Royalties to the Government of Israel (Note 6)	48	12	97
Total cost of revenues	717	109	1,125
Gross profit	1,333	704	2,163
General and administrative	638	1,163	2,322
Operating profit (loss)	695	(459)	(159)
Financial income (expenses), net	52	438	(3,494)
Net profit (loss) from continuing operation	747	(21)	(3,653)
Discontinued operation
Operating loss from discontinued operation		(107)	(9,801)
Capital gain from sale of discontinued operation		6,907
Net profit (loss) from Discontinued operation		6,800	(9,801)
Net profit (loss)	$ 747	$ 6,779	$ (13,454)
Per share data-
Basic and Diluted earnings (loss) from continuing operations	$ 0.278	$ (0.008)	$ (1.471)
Basic and Diluted earnings (loss) from discontinued operations		$ 2.451	$ (3.947)
Basic and Diluted earnings (loss)	$ 0.278	$ 2.443	$ (5.418)
Shares used in computing loss per ordinary share:
Basic and Diluted	2,690,857	2,690,857	2,482,863

STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Treasury Stock (at cost) [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total Comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 8,988	$ 711	$ 156,500	$ (9,885)	$ (124)	$ (138,214)
Balance, shares at Dec. 31, 2008		2,475,223		89,850
Exercise of employee options & issuance of Restricted Stock Units (RSU's)	1	1
Exercise of employee options & issuance of Restricted Stock Units (RSU's), shares		5,000
Employee stock-based compensation	483		483
Exercise of warrants (Note 8)	756	47	709
Exercise of warrants (Note 8), shares		183,500
Other comprehensive income:
Unrealized gain on marketable securities	124				124		124
Net income (loss)	(13,454)					(13,454)	(13,454)
Total comprehensive income (loss)							(13,330)
Balance at Dec. 31, 2009	(3,102)	759	157,692	(9,885)		(151,668)
Balance, shares at Dec. 31, 2009		2,663,723		89,850
Employee stock-based compensation	43		43
Exercise of warrants (Note 8)	407	31	376
Exercise of warrants (Note 8), shares		116,984
Other comprehensive income:
Net income (loss)	6,779					6,779	6,779
Total comprehensive income (loss)							6,779
Balance at Dec. 31, 2010	4,127	790	158,111	(9,885)		(144,889)
Balance, shares at Dec. 31, 2010	2,780,707	2,780,707		89,850
Other comprehensive income:
Net income (loss)	747					747	747
Total comprehensive income (loss)							747
Balance at Dec. 31, 2011	$ 4,874	$ 790	$ 158,111	$ (9,885)		$ (144,142)
Balance, shares at Dec. 31, 2011	2,780,707	2,780,707		89,850

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 747	$ 6,779	$ (13,454)
Adjustments to reconcile net loss to net cash used in operating activities (Appendix)	226	(8,542)	9,626
Net cash provided by (used in) continuing operating activities	973	(1,763)	(3,828)
Cash flows from investing activities:
Proceeds from maturity and sales of marketable debt securities and certificates of deposits			800
Proceeds from disposal of property and equipment			48
Cash from sale of WLAN operation		7,700
Purchase of property and equipment	(9)		(15)
Net cash provided by (used in) investing activities	(9)	7,700	833
Cash flows from financing activities:
Proceeds from issuance of shares and exercise of options, net		162	21
Proceeds from issuance of warrants to issue shares		35	123
Loan received, net of issuance costs			1,958
Repayment of loan		(4,050)	(2,000)
Net cash provided by (used in) financing activities		(3,853)	102
Increase (decrease) in cash and cash equivalents	964	2,084	(2,893)
Cash and cash equivalents at beginning of year	4,357	2,273	5,166
Cash and cash equivalents at end of year	5,321	4,357	2,273
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	21	48	1,160
Amortization of marketable debt securities and deposit premium and accretion of discount			(1)
Amortization of deferred charges and loan discount and increase in the face value of the loan			2,305
Increase in warrants to issue shares		83	706
Write off of short term loan		(50)
Increase (decrease) in accrued severance pay, net	15	(1,523)	(634)
Employee stock-based compensation		(52)	483
Capital gain from selling of operation		(6,907)
Decrease (increase) in assets:
Trade accounts receivable	53	6	2,054
Other receivables and prepaid expenses	328	(374)	1,050
Inventories	(40)	414	1,440
Increase (decrease) in liabilities:
Trade accounts payable	(72)	138	803
Other payables and accrued expenses	(79)	(325)	260
Adjustments to reconcile net loss to net cash used in operating activities	$ 226	$ (8,542)	$ 9,626

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1         -   GENERAL

Metalink Ltd. (the "Company"), an Israeli fabless semiconductor Company, is engaged in the sale of high performance broadband access chip sets used by telecommunications and networking equipment manufacturers. Company's broadband silicon solutions enable very high speed streaming video, voice and data transmission and delivery throughout worldwide communication networks. The Company operates in one business segment. The Company generates revenues from the sale of its products mainly in Asia.

Sales of the WLAN operation

On February 15, 2010 the Company has completed the sale of the wireless local area network (WLAN) business to Lantiq, a newly-formed fabless  semiconductor company funded by Golden Gate Capital for up to $16,604 in cash as follows:
•
$5,700 was paid concurrently with the closing, of which $3,750 was used to repay the first installment under Metalink's loan agreement with an institutional investor. For further details on  the loan agreement see Note 7.

•	$2,000 was paid throughout the year 2010;
•	Earn-out payments of up to an aggregate $8,000, contingent upon the acquired business' achievement of specified performance targets through March 2012.

Moving forward the Company is continuing to support its current DSL activities.

On March 8, 2010 the NASDAQ staff informed the  Company  that it has regained compliance with the minimum bid price requirement in Listing Rule 5550(a)(2) and the minimum shareholders' equity requirement in Listing Rule 5550(b)(1). On April 21, 2011, our ordinary shares were delisted from The NASDAQ Capital Market and are currently quoted on the "Pink Sheets" under the symbol "MTLK.PK".

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2         -   SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company and its subsidiary are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from remeasurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise

C.	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiary. All material inter-company transactions and balances have been eliminated.

D.	Cash Equivalents

Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.

E.	Marketable Debt Securities

The Company accounts for its investments in marketable securities in accordance with ASC  320-10 (formerly known as SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities").

Management determines the appropriate classification of the Company's investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Held-to-maturity securities include debt securities for which the Company has the intent and ability to hold to maturity. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available-for-sale.

During 2009 the company sold all of its marketable securities investments.

F.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis. The Company maintains an allowance for doubtful accounts, which management believes adequately covers all anticipated losses in respect of trade receivables. As of December 31, 2011 and 2010 no amounts for doubtful accounts were required.

G.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined as follows:

Raw materials, components and finished products - on the moving average basis.

Work-in-process - on the basis of actual manufacturing costs.

H.	Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment	3-7 years
Furniture and fixtures	10-15 years

Leasehold improvements are amortized by the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

The Company periodically assesses the recoverability of the carrying amount of property and equipment based on expected undiscounted cash flows. If an asset's carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 (formerly known as SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets").

I.	Revenue Recognition

The Company recognizes revenue upon the shipment of its products to the customer provided that persuasive evidence of an arrangement exists, title has been transferred, the price is fixed, collection of resulting receivables is probable and there are no remaining significant obligations. The Company generally provides a warranty period for up to 12 months at no extra charge. No warranty provision has been recorded for any of the reported periods, since based on the past experience, such amounts have been insignificant.

J.	Research and Development Expenses

Research and development expenses, net of third-parties grants, are expensed as incurred. The Company has no obligation to repay the grants, if sales are not generated.

K.	Deferred Income Taxes

Deferred income taxes are provided for temporary differences between the assets and liabilities, as measured in the financial statements and for tax purposes, at tax rates expected to be in effect when these differences reverse, in accordance with ASC 740-10 (formerly SFAS No. 109, "Accounting for Income Taxes").

L.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC 260-10 (formerly SFAS No. 128, "Earnings per Share") using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.

M.	Stock-based compensation

The Company applies ASC 718-10 (formerly SFAS No. 123(R), "Share Based Payment"). The Company's net profit (loss) for the year ended December 31, 2011, 2010 and 2009 includes $0, $43 and $483 of compensation expenses related to the Company's share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2011, 2010 and 2009:

	2 0 1 1	2 0 1 0	2 0 0 9

Risk-free interest rate	none	none	1.44%-2.9%
Expected life (in years)	none	none	0.1-3.00
Expected volatility (*)	none	none	43%-81%
Expected dividend yield	none	none	none

The Company is utilizing the simplified method, to determine the expected life used in fair valuation of newly granted awards. We believe that recent business structural changes have made historical information less relevant and reliable and, consequently, we implemented the simplified method.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company's employee stock options. No adjustments to previous years assumptions have been made.

(*) Volatility is determined using historical quotes commensurate with expected term of the option under evaluation.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company's stock at NASDAQ on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC 718-10-55-28. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

N.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)
As of December 31, 2011, the Company had cash and cash equivalents that totaled to $5,321 all of which are deposited in a major Israeli financial institution. As of December 31, 2010, the Company had cash and cash equivalents that totaled to $4,357 all of which are deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.

(ii)	Most of the Company's revenues are generated in Asia and Europe from a small number of customers (see Note 12). The Company generally does not require security from its customers.

P.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.

Q.	Reclassification

Certain prior years amounts have been reclassified in conformity with current year's financial statements presentation.

R.	Recently Issued Accounting Pronouncements

In January 2010, the FASB issued, "Fair Value Measurements and Disclosures", that requires reporting entities to make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The FASB also clarified existing fair-value measurement disclosure guidance about the level of disaggregation, inputs, and valuation techniques. The new and revised disclosures are required to be implemented in interim or annual periods beginning after December 15, 2009, except for the gross presentation of the Level 3 rollforward, which is required for annual reporting periods beginning after December 15, 2010. The adoption of this update did not have a material impact on the Company's consolidated financial statements.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3         -   INVENTORIES

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Raw materials and components	-	$37
Finished products	$252	-
	$252	$37

*The inventory is presented as the lower price between the cost and the fair value (the selling price).

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4         -   PROPERTY AND EQUIPMENT

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)
Cost:
Computers and equipment	$19	$10
Furniture and fixtures	3	3
Vehicles	143	143
	$165	$156
Accumulated depreciation and amortization:
Computers and equipment	$11	$10
Furniture and fixtures	3	2
Vehicles	84	65
	$98	$77
Property and equipment, net	$67	$79

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 5         -   ACCRUED SEVERANCE PAY, NET

The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company. For employees joining the Company subsequent to November 2006 the Company adopted the provisions of Section No.14 of the Severance Compensation Act, 1963 ("Section 14"). Section 14 allows the Company to make deposits in the severance pay funds according to the employees' current salary. Such deposits are releasing the Company from any further obligation with this regard. The deposits made are available to the employee at the time when the employer - employee relationship ends, regardless of cause of termination. The Company's liability for severance pay is fully provided for. Part of the liability is funded through individual insurance policies. The policies are assets of the Company and, under labor agreements, subject to certain limitations, they may be transferred to the ownership of the beneficiary employees.

The severance pay expenses for the years ended December 31, 2011, 2010 and 2009 were $15, $52, and $226, respectively.

The Company has no liability for pension expenses to its employees.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6         -   COMMITMENTS AND CONTINGENT LIABILITIES

A.	Royalties

(i)
The Company is committed to pay royalties to the Government of Israel on proceeds from the sale of products in the research and development of which the Government has participated by way of grants (received under the Chief Scientist program), up to the amount of 100% - 150% of the grants received plus interest at LIBOR rate (in dollar terms). The royalties are payable at a rate range of 3% to 4.5%. The total amount of grants received, net of royalties paid, as of December 31, 2011 was $28,614.

The research and development grants are presented in the statements of operations as an offset to research and development expenses.

The refund of the grants is contingent upon the successful outcome of the Company's research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis. If the project fails the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.
Royalty expenses to the Government of Israel for the years ended December 31, 2011, 2010 and 2009 were $48, $12 and $97, respectively.

(ii)
The Company is obligated to pay royalties to certain third parties, based on agreements, which allow the Company to incorporate their products into the Company's products. Royalty expenses to these parties for the years ended December 31, 2011, 2010 and 2009 were $0, $23 and $171, respectively.

(iii)	The Company assigned its royalties commitments related to the wireless activities to Lantiq as part of the sale of the wireless local area network (WLAN) business (see note 1).

B.	Lease Commitments

The Company leases its motor vehicles under cancelable operating lease agreements, for periods ended in 2011. The minimum payment under these operating leases upon cancellation of these lease agreements, amounted to $2 as of December 31, 2011. Lease expenses for the years ended December 31, 2011, 2010 and 2009, were $28, $170 and $432, respectively.

C.	Legal Claim

In August 2010, a former employee filed a claim against the Company and Lantiq Israel LTD ("Lantiq") in the Tel Aviv District Labor Court (the "Court") demanding a pay of $100. The former employee claims that both defendants has breached his rights and unjustified dismissed him from continuing working in Lantiq. In addition the former employee claimed the Company has broken its contractual obligations and thus causing financial damage. On October 2010, The Company, together with Lantiq, filed a statement of defense, dismissing the prosecutor's claims.

Prosecutor's declaration was submitted in December 2011.

The Company required filing its declaration of first testimony until May 2012.

Due to the early stage of prior to the evidence procedure, we cannot estimate the chances of succeeding to annul the claim.

In August 30, 2011, the company received a letter from Tmura Fund (from The Office of the Chief Scientist within the Ministry of Industry and Trade) (hereby "the fund") according the company is required to pay The Office of the Chief Scientist a sum of $247 for royalties to The Office of the Chief Scientist on the basis of income derived from the sale of the WLAN business to Lantiq.

In September 15, 2011 the company has replied that it disagrees to the company's obligation of paying any amount on the basis of income derived from the selling agreement.

In January 16, 2012 a meeting with representatives of the fund took place to settle the disagreement. Until this day, the disagreement has yet resolved. Due to the early stage and the issue of the disagreement, we cannot estimate the chances of succeeding to annul the funds claim.

SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOAN [Abstract]
SHORT-TERM LOAN

NOTE 7         -    SHORT-TERM LOAN

In September 2008, the Company entered into a short term secured loan agreement with an institutional investor. According to the loan agreement, the lender agreed to extend to the company a loan of $3,500 at the first stage ("First Loan") and, at the request of the Company, an additional loan of up to $4,500 ("Second Loan"). On December 31, 2008, the Loan Agreement was amended such that, among other things, the Second Loan will be provided in two tranches of $2,250 each.

The key terms of the loan agreement were as follows:

•	The outstanding principal amount (including the Second Loan) is due and payable in one payment 12 months after the first closing;
•	The outstanding principal amount will accrue interest at an annual rate of 10% payable, in cash or ordinary shares, at the Company's election, on a quarterly basis;
•	The loan may be prepaid by the Company at any time and is subject to a mandatory prepayment upon a change of control; and
•	The loan is secured by a first priority fixed charge on all of the Company's intellectual property and a first priority floating charge on all of its other assets.

The transaction documents contain customary representations, warranties and covenants, including various limitations on, among other things, the Company's ability to incur additional debt or sell the collateral, without the consent of the lender.

In addition, in consideration for the First Loan, the Company issued to the lender five-year warrants to purchase up to a total of 200.000 ordinary shares at exercise prices per share of $0.1 (for 100,000 warrants) and $5 (for the balance), post split.  In consideration for the first tranche of the Second Loan, the Company issued to the lender  five-year warrants to purchase up to a total of 1,100,000 ordinary shares at exercise prices per share of $0.01 (for 935,000 warrants) and $0.50 (for the balance), subject to adjustments.

Under the agreement, the Company received in September 2008 a loan in the amount of $3,500 ("First Loan") offset by issuance expenses in the amount of $313. The Company allocated the amount received between the loan and the warrants. In accordance with ASC 470-20 the Company allocated to the warrants $1,838, which was equal to the estimated fair value of the warrants using the Black Scholes Option Pricing Model obtained from the "OV" function on Bloomberg L.P with the following assumptions: risk free interest rate of 1.59%; dividend yield of zero; expected volatility of 85.75%; and an expected life of five years. The remaining amount was attributed to the loan. As a result a discount was attributed to the loan at the amount equal to the amount that was attributed to the warrants. The loan discount amortized by using the effective interest method through the schedule of the loan as of September 2009. For the year ended December 31, 2009, the Company recorded $1,419 of financial expenses related to the amortization of the loan discount.

In January  2009 the company received half of the Second Loan at the amount of $2,250 ("Second Loan") offset by issuance expenses in the amount of $169. The Company allocated the amount received between the loan and the warrants. In accordance with ASC 470-20 (formerly known as APB 14), the Company allocated to the warrants $123, which was equal to the estimated fair value of the warrants using the Black Scholes Option Pricing Model obtained from the "OV" function on Bloomberg L.P with the following assumptions: risk free interest rate of 4%; dividend yield of zero; expected volatility of 178.5%; and an expected life of five years. The remaining amount was attributed to the loan. As a result a discount was attributed to the loan at the amount equal to the amount that was attributed to the warrants. The loan discount amortized by using the effective interest method through the payment of the loan as of September 2009. For the year ended December 31, 2009, the Company recorded $123 of financial expenses related to the amortization of the loan discount.

On September 6, 2009, the Company entered into a second amendment to the Loan Agreement (the "Second Amendment"), whereby the maturity date was extended from September 9, 2009 to March 9, 2010. As part of the Second Amendment, the Company immediately repaid the Lender $2,000 out of the outstanding $5,750 million. The Company also agreed that in the event of a fundamental transaction (such as the contemplated sale to Lantiq described in Note 1), the repayment amount will be $4,312.

Pursuant to the Second Amendment, the exercise price of 1,165,000 warrants that were previously issued to the lender was adjusted from $0.50 to $0.03 per share.

On December 30, 2009, the Company entered into a third amendment to the Loan Agreement (the "Third Amendment"), that became effective on January 5, 2010, whereby the repayment of the $4,312 originally due upon the closing of the Lantiq transaction will be reduced to $4,100 and repaid as follows: $3,750 at closing, which occurred on February 15, 2010, $300 in December 15, 2010 and $50 cancelled accordingly to the new agreement.

The second and third amendment was accounted as an extinguishment. The difference between the carring value and the principal amount agreed under the third amendment was recognized in earnings. As of December 31, 2010 no loan was outstanding.

In accordance with ASC 815-10 the warrants were recorded on the balance sheet as derivative liability and carried at fair value, due to the fact that in certain circumstances the warrants may be paid off in cash at the lender's discretion. Gains and losses resulting from changes in the fair values of the warrants are recorded in financial expenses, net on the consolidated statement of operations. For the year ended December 31, 2010, the Company recorded $118 of financial expenses related to the increase in the fair value of these warrants.

In 2009, 1,835,000 warrants were exercised for 1,835,000 shares of common stock for a total of $18.

In 2008, 100,000 warrants were exercised for 100,000 shares of common stock for a total of $1.

The issuance of the Warrants contemplated in the Loan Agreement, triggered the adjustment of the exercise price of the warrants issued in August 2007 (see Note 9A).  According to this adjustment the warrants issued originally with $8 per share, was adjusted to $6.5 per share according to the original terms of the warrants.

In 2010 all warrants were exercised or expired and no warrants are outstanding as of December 31, 2011.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS	NOTE 8 - Fair Value measurements The Company adopted the provisions of ASC 820-10. Fair values of the warrants were determined utilizing the income approach using the UV Bloomberg Merton formula.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 9         -   SHARE CAPITAL

A.
In December 1999, the Company completed an initial public offering in the United States and issued 4,600,000 ordinary shares (including the underwriters' over-allotment) for net proceeds of $49,838. Following the public offering, the Company's shares are traded on the Over-the-counter market and were listed on the NASDAQ National Market, until March 13, 2009 upon which listing of the Company's securities was transferred to the NASDAQ Capital Market.

In March 2000, the Company completed a second public offering in the United States and issued 1,500,000 ordinary shares for net proceeds of $62,702.

Since December 2000, the shares of the Company are also traded on the Tel-Aviv Stock Exchange.

In October 2000 and March 2001, the Board of Directors of the Company approved the purchase of up to 1,000,000 of the Company's ordinary shares for up to $10,000. Through December 31, 2003, the Company had purchased 898,500 of its ordinary shares, in the aggregate amount of $9,885.

In April 2005, the Board of Directors of the Company approved the purchase of shares of the Company for up to $10,000, subject to market conditions and approval by the Board of Directors.
The Company has not purchased any of its ordinary shares following the April 2005 approval.

In August 2007, the Company has entered into Purchase Agreements with institutional investors. Pursuant to the Purchase Agreements, the Company agreed to sell 3,200,000 ordinary shares at $6.00 per share. The purchasers also received five-year warrants to purchase ordinary shares at an exercise price of $8.00 per share (subject to adjustments). The Company evaluated each component in the Purchase agreement to determine whether it should be classified as equity or liability. The company determined that all components (warrants and shares) were determined to be eligible for equity classification. As such the warrants were initially recorded in equity at their fair value at the date of issuance, with no subsequent remeasurement, with the remainder of the proceeds allocated to the shares. The fair value of the warrants amounted to $1,081.

In February 2010, the Company has implemented a one-for-ten reverse stock split of its outstanding ordinary shares. Pursuant to this reverse stock split, each ten (10) shares of common stock of the Company's issued and outstanding shares as of the date following the reverse stock split was converted into one (1) share of the Company's common stock.  All shares referred to in these financial statements are presented after giving effect to the reverse stock split

B.	Employee Stock Purchase Plan

During 2000, the Board of Directors approved an Employee Stock Purchase Plan (the "ESPP"), effective October 2000. Under the ESPP, the maximum number of shares to be made available is 160,000 with an annual increase to be added on the first day of the year commencing 2001 equal to the lesser of 140,000 shares or 3/4% of the outstanding shares on such date or a lesser amount determined by the Board of Directors.

Any employee of the Company is eligible to participate in the ESPP. Employee stock purchases are made through payroll deductions. Under the terms of the ESPP, employees may not deduct an amount exceeding $25 in total value of stock in any one year. The purchase price of the stock will be 85% of the lower of the fair market value of an ordinary share on the first day of the offering period and the fair market value on the last day of the offering period. The offering period was determined to be six months.
In April 2005 the Board of Directors of the Company resolved to suspend the ESPP until further notice and on 2010 this plan terminated.

C.	Stock Options

(i)	Under the Company's six Stock Option Plans (the "Plans"), up to 10,142,433 options approved to be granted to employees and directors of the Company or its subsidiary.

(ii)	Pursuant to the Plans, as of December 31, 2011, no options of the Company are available for future grants.

(iii)	The options granted generally vest over periods of up to 3 years from the date of the grant. The options granted subsequent to 2005 expire after 4 years.

(iv)
In October 2007, the Board of Directors of the Company allowed the grant of Restricted Stock Units ("RSU") under each of the Company's Plans. RSU is a right to receive a share of the Company, under certain provisions, for a consideration of no more than the underlying share's nominal value (NIS 0.1). In addition, upon the lapse of the vesting period of RSU, such RSU shall automatically vest into the Company's ordinary share and the grantee shall pay to the Company its nominal value as a precondition to any receipt of such share. In 2008 and 2009 the Company granted 293,500 RSU and 20,000 RSU respectively. In 2010 and 2011 the Company did not granted RSU.

A summary of the status of the Company's stock option plans to employees and directors of the Company, including RSU as of December 31, 2011, 2010 and 2009 and changes during the years then ended are as follows:

	December 31, 2011		December 31, 2010		December 31, 2009
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	2,165	0.3	143,814	57.0	297,352	$55.0
Granted during year	-	-	-	-	2,810	2.0
Forfeited during year	(2,165)	0.3	(137,527)	59.6	(151,348)	54.0
Exercised during year	-	-	(4,122)	0.3	(5,000)	0.3

Outstanding at end of year	-	-	2,165	0.3	143,814	57.0

Options exercisable at end
of year	-	-	2,165	0.3	134,638	58.2

Weighted average fair
value of options & RSU granted
during year	-		-		$3.5

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		1.0		2.8

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10    -     TAXES ON INCOME

A.	Taxation under Various Laws

(i)
The Company and its subsidiary are assessed for tax purposes on an unconsolidated basis. The Company is assessed under the provisions of the Israeli Income Tax Ordinance. The Company's foreign subsidiary is subject to the tax rules in their countries of incorporation.

(ii)	"Approved Enterprise"

The Company have been granted "Approved Enterprise" status in two separate programs under the Law for the Encouragement of Capital Investments, 1959, as amended. Under this law, income attributable to each of these enterprises, is fully exempt from tax for two years, commencing with the first year in which such enterprise generates taxable income, and is entitled to a reduced tax rate (25%) for a further eight years, respectively. The expiration date of the period of benefits is limited to the earlier of twelve years from commencement of production or fourteen years from the date of the approval. As of December 31, 2011, the period of benefits had not yet commenced.

Income derived from sources other than the "Approved Enterprise" is taxable at the ordinary corporate tax rate of 24% in 2011 (regular "Company Tax"). The regular Company Tax rate in 2012 and thereafter - 25%.

In the event of a distribution of cash dividends to the Company's shareholders of earnings subject to the tax-exemption, the Company will be liable to tax at a rate of 25% of the amounts of dividend distributed.

B.	Profits (Losses) from Continuing Operations

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)

Israeli company	$747	$(21)	$(3,653)
U.S. subsidiary	-	-	-
	$747	$(21)	$(3,653)

C.	Reconciliation of Income Taxes

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)
Net profit (loss) as reported in the
consolidated statements of operations	$747	$(21)	$(3,653)
Statutory tax rate	24%	25%	26%
Income Tax under statutory tax rate	$179	$(5)	$(950)

Unrecognized temporary differences	(179)	5	-
Tax benefit arising from the Approved
Enterprise	-	-	803
Increase (decrease) in valuation allowance	-	-	(235)
Permanent differences, net	-	-	382

Actual income tax	$-	$-	$-

D.	Deferred Taxes

Under ASC 740-10 deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry forwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance.

Since the realization of the net operating loss carry forwards and deductible temporary differences is less likely than not, a valuation allowance has been established for the full amount of the tax benefits.

Tax loss carry forwards of the Company are $181 million (NIS690 million) for December 2009, $188 million (NIS717 million) for December 2010 and expected to be $188 million (NIS716 million) for December 2011. This loss is unlimited in duration, denominated in nominal NIS.

E.	Tax Assessments

The Company and its subsidiary have not received final tax assessments for income tax purposes since incorporation. Though according to Israeli tax laws assessments considered to be final until and including the year ended in 2006.

SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 11    -     SUPPLEMENTARY BALANCE SHEET INFORMATION

A.	Other Receivables

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Research and development participation from the Government of Israel	-	$32
Others	-	234
	-	$266

B.	Other Payables and Accrued Expenses

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Payroll and related amounts	$204	$278
Accrued expenses	273	288
Royalties to the Government of Israel	20	10
	$497	$576

SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 12     -    SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)
Revenues:
Israel	$222	$359	$1,217
Other foreign countries (mainly European and Asia)	1,828	454	2,071
	$2,050	$813	$3,288

	December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)
Long-lived assets:
Israel	$67	$79	$1,871
Taiwan	-	-	274
	$67	$79	$2,145

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Customer A	89%	45%	21%
Customer B	11%	43%	24%
Customer C	0%	11%	26%
Customer D	0%	( *)	( *)

(*) Less than 10%.

C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)

Materials and production expenses	$623	$61	$865
Salaries, wages and employee benefits	-	-	29
Depreciation and amortization	-	-	12
Other manufacturing costs	46	36	122
	669	97	1,028
Royalties to the Government of Israel	48	12	97
	$717	$109	$1,125

RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 13     -     RELATED PARTIES

Payroll and related amounts to related parties in 2011, 2010 and 2009 were $147, $334 and $238, respectively.
On December 8, 2011 the Company has signed a termination agreement with Mr. Tzvika Shukhman, the Company's current CEO, effective from December 31, 2011. From January 1, 2012 Mr. Tzvika Shukhman will be hired as an external consultant to provide Metalink with consulting services.

This agreement and the termination agreement have been duly approved by the Audit Committee and Board of Directors of the Company and the shareholders of the Company.

The key terms of the termination agreement are as follows: Promptly following the termination date, Mr. Shukhman will receive $290, as severance payment for the term of his employment. Mr. Shukhman will be entitled to a special bonus equal to 12% of our gross profit on our DSL business during 2011, based on our audited financial statements for the year ended December 31, 2011. Promptly following the termination date, we will pay $150 on account of such bonus and the balance, if any, shall be paid until June 30, 2012 based on the aforesaid audited financial statements. We will cash out 96 vacation days accumulated thus far by Mr. Shukhman (worth approximately $65). Mr. Shukhman will also be entitled to (i) approximately $1.2 for recreation pay, and (ii) retain the Company's equipment for a 30-day period following the termination date, except that the Company's car will be returned by March 31, 2012 and certain computer equipment that will be retained until termination of the Consulting Agreement. Mr. Shukhman releases the Company from past claims (in his capacity as an employee).

The key terms of the consulting agreement: Starting January 1, 2012, Mr. Shukhman will provide us consulting services that will generally consist of his service as CEO of the Company ("CEO Services") and the provision of consulting services in relation to our DSL business ("DSL Services"). In consideration for his CEO Services, where he undertook to commit approximately 100 hours per quarter, Mr. Shukhman will be entitled to a monthly fee of $8.3, payable until the 30th business day following the end of each month of service. Notwithstanding the foregoing, if the parties agree to reduce the scope of the consulting services such that they shall not include the CEO Services but only DSL Services, then Mr. Shukhman shall not be entitled to said monthly fee. In consideration for his DSL Services, Mr. Shukhman will be entitled, for each fiscal quarter during the term of the Consulting Agreement, to a quarterly bonus equal to 29% of our gross profit on our DSL business payable within 10 business days following the publication of the Company's unaudited consolidated financial statements for the applicable fiscal quarter (to the extent that the agreement expires during any fiscal quarter, he will receive a pro rata amount out of the bonus for that quarter, if any). In addition, he will be entitled to 50% of such bonuses for six (6) months following the termination of the Consulting Agreement by the Company, solely with respect to any invoice that was issued with respect to DSL products during the said six (6) months period. Mr. Shukhman will receive a one-time grant of options to purchase up to 100,000 ordinary shares of the Company, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options will vest in 24 equal monthly installments starting January 1, 2012; (iii) the vesting of all options is fully accelerated in a change of control transaction or if the Company terminates the Consulting Agreement for no cause; and (iv) all other terms and conditions in connection with the above options shall be as set forth in the Company's stock option plan. The Consulting Agreement will continue until terminated, among others, by either party upon 90 day prior written notice. Mr. Shukhman agreed to a non-compete and non-solicitation undertaking for 12 months following termination.